Mineral properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Exploration And Evaluation Asset [Abstract]
Disclosure of detailed information about mineral property, plant and equipment [Table Text Block]
		Exploration	Plant,
		and	buildings	Right-of-	Assets
	Mineral	evaluation	and	use	under	Corporate
	properties	assets	equipment	assets	construction	assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2024	-	-	-	623	-	496	1,119
Acquired under the Acquisition (note 6)	12,421	3,964	180,817	19,176	28,206	-	244,584
Additions	67,060	-	-	27,816	5,658	19	100,553
Change in asset retirement provisions (note 15(b))	10,628	-	-	-	-	-	10,628
Transfers	17,895	-	14,185	-	(32,080)	-	-
As at December 31, 2024	108,004	3,964	195,002	47,615	1,784	515	356,884
Additions	106,197	-	1,260	11,157	8,818	76	127,508
Change in asset retirement provisions (note 15(b))	6,992	‐	‐	‐	‐	‐	6,992
Transfers	-	‐	8,677	‐	(8,677)	‐	‐
As at December 31, 2025	221,193	3,964	204,939	58,772	1,925	591	491,384

Accumulated depreciation and depletion
As at January 1, 2024	‐	‐	‐	(450)	‐	(444)	(894)
Depreciation and depletion expense	(9,970)	‐	(5,672)	(10,889)	‐	(30)	(26,561)
As at December 31, 2024	(9,970)	‐	(5,672)	(11,339)	‐	(474)	(27,455)
Depreciation and depletion expense	(50,099)	‐	(9,281)	(15,915)	‐	(25)	(75,320)
As at December 31, 2025	(60,069)	-	(14,953)	(27,254)	-	(499)	(102,775)

Net book value:
As at December 31, 2024	98,034	3,964	189,330	36,276	1,784	41	329,429
As at December 31, 2025	161,124	3,964	189,986	31,518	1,925	92	388,609